Contingent liabilities	12 Months Ended
Dec. 31, 2011
Contingent liabilities [Text Block]
9.	Contingent liabilities

On February 21, 2001, Ronald Brown, a former President of the Company, filed a lawsuit for wrongful termination against the Company. On September 1, 2005, the Company entered into a settlement agreement with Mr. Brown. The agreement entitled Mr. Brown to $100,000 (which has been paid) and 0.5% of any proceeds received by the Company or its subsidiaries from the sale, transfer or production of any raw materials from mineral properties currently being negotiated, located in India. The maximum payout that Mr. Brown can receive is $5,000,000.

During 2009, Continental Resources LTD. (“CRL”), the Company’s wholly-owned subsidiary, and VISA International LTD (“VISA”) entered into a settlement and mutual release agreement (the “Settlement Agreement”) dated September 23, 2009. The agreement states that the parties agree to settle all outstanding disputes between themselves and reinstate the consortium agreement between CRL and VISA dated February 15, 2005 (the “Consortium Agreement”), under which VISA and CRL were to establish a corporation in the State of Orissa, India to jointly develop the Gandhamardan Bauxite Project.

In consideration for entering into the Settlement Agreement and thereby settling the claims, CRL will pay to VISA all legal expenses incurred by VISA, amounting to 4,700,000 INR ($99,640 US) for filing and contesting the proceedings filed against CRL, with 1,250,000 INR ($26,505 US) of the settlement amount (the “Initial Payment”) due on September 23, 2009 paid in 2009 and the remaining sum of 3,450,000 INR ($73,135 US) of the Settlement Amount to be adjusted towards payments to be made by VISA to CRL under certain provision of the consortium agreement. The $73,135 is regarded as a liability in these consolidated financial statements.

Among other things, under the Consortium Agreement CRL and VISA have agreed to incorporate a SPV in the name of VISA Aluminium Limited, whereby CRL will retain 26% of the issued and paid up equity share capital with the remaining balance of 74% of the equity share capital held by VISA. Based on the terms of the Consortium Agreement VISA has agreed to pay 74% of the pre project expenditures incurred by CRL amounting to $1,000,000 US, therefore $740,000 US of the cost will have to be borne by VISA upon (1) the signing of the Joint Venture agreement with the Orissa Mining Corporation and (2) on receipt of approval from the Government of Orissa and the Government of India to the proposed SPV.